Revenues - Summary of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	¥ 30,676,067	¥ 26,855,119	¥ 20,988,131
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	28,010,857	24,839,637	20,041,955
Services And Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,665,210	¥ 2,015,482	¥ 946,176